UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934
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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

    NEWTEK--TSO II CONVENTIONAL CREDIT PARTNERS, LP
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported): February 10, 2026
Commission File Number of securitizer: None
Central Index Key Number of securitizer: 0002024940

Michael Schwartz, Legal Counsel, (212) 273-8170
(Name and telephone number, including area code, of the person to contact in connection with this filing)
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): □

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): □

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(a)(ii), Newtek-TSO II Conventional Credit Partners, LP has indicated by check mark that there is no activity to report for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEWTEK--TSO II CONVENTIONAL CREDIT PARTNERS, LP

Date: February 10, 2026	By:	/S/ BARRY SLOANE
Barry Sloane, Co-President
NEWTEK-TSO II CONVENTIONAL CREDIT GP, LLC, its general partner